Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 6. Property, Plant and Equipment:

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
December 31, 2022
Machinery and equipment	$968,750	$–	$968,750
Furniture and office equipment	423,813	(357,690)	66,123
Transportation equipment	326,788	(296,053)	30,735
Leasehold improvements	29,390	(28,846)	544
Mineral property	350,000	–	350,000
	$2,098,741	$(682,589)	$1,416,152

		Accumulated
	Cost	Depreciation	Net
December 31, 2021
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(322,389)	101,424
Transportation equipment	326,788	(230,695)	96,093
Leasehold improvements	29,390	(25,362)	4,028
Mineral property	350,000	–	350,000
	$2,732,124	$(578,446)	$2,153,678

Machinery and equipment consists of a semi-autogenous grinding (SAG) mill shell and minor infrastructure equipment originally intended for use on the Brisas Project. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. In 2022, we wrote down the value of the SAG mill shell based on an updated assessment of its market value. During the fourth quarter of 2020, the Company determined that the value of the motor for the SAG mill had declined to the extent that it should be disposed of in order to reduce equipment holding cost and accordingly it was written down to scrap value. The Company recorded impairment write-downs of property, plant and equipment of $0.6 million, NIL and $3.7 million during the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022, 2021 and 2020, the Company disposed of certain property, plant and equipment and recorded a (loss) gain of $(8,410), $58,562 and $(30,476), respectively.